OTHER NON-OPERATING INCOME, NET	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
OTHER NON-OPERATING INCOME, NET
18. OTHER
NON-OPERATING
INCOME, NET

	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
	RMB	RMB	RMB
Government grants (1)	894	7,048	43,599
Others	—	—	8,497

	894	7,048	52,096

(1)
Government grants mainly represent cash subsidies received from PRC local governments for companies operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. These cash subsidies were not subject to meeting any specific future conditions.